Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34615
Entity Registrant Name	JinkoSolar Holding Co., Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Yingbin Road
Entity Address, Address Line Two	Shangrao Economic Development Zone
Entity Address, City or Town	Jiangxi Province
Entity Address, Postal Zip Code	334100
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	201,189,189
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001481513
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing fourordinary shares, par value US$0.00002 per share
Trading Symbol	JKS
Security Exchange Name	NYSE
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.00002 per share*
Business Contact [Member]
Document and Entity Information
Contact Personnel Name	Mengmeng (Pan) Li
Entity Address, Address Line One	1 Yingbin Road
Entity Address, Address Line Two	Shangrao Economic Development Zone
Entity Address, City or Town	Jiangxi Province
Entity Address, Postal Zip Code	334100
Entity Address, Country	CN
City Area Code	86-793
Local Phone Number	858-8188
Contact Personnel Email Address	pan.li@jinkosolar.com